Deferred funding asset (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Disclosure of Detailed Information About Composition of Deferred Funding Asset	The Company fully utilized the deferred funding asset in 2017.

	As at December 31
	2018	2017
Current portion	$—	$18
Long-term portion	—	—

Total	$—	$18